STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 104.4%
Automobiles & Components - 2.1%
Aptiv	24,026	[a]	3,313,185
BorgWarner	21,472		995,442
Ford Motor	348,128	[a]	4,264,568
General Motors	112,605	[a]	6,470,283
Tesla	68,896	[a]	46,017,705
			61,061,183
Banks - 4.7%
Bank of America	683,598		26,448,407
Citigroup	187,369		13,631,095
Citizens Financial Group	38,700		1,708,605
Comerica	13,246		950,268
Fifth Third Bancorp	63,876		2,392,156
First Republic Bank	16,060		2,678,005
Huntington Bancshares	93,031		1,462,447
JPMorgan Chase & Co.	273,919		41,698,689
KeyCorp	87,551		1,749,269
M&T Bank	11,504		1,744,121
People's United Financial	38,126		682,455
Regions Financial	86,518		1,787,462
SVB Financial Group	4,680	[a]	2,310,329
The PNC Financial Services Group	37,866		6,642,075
Truist Financial	120,535		7,029,601
U.S. Bancorp	122,469		6,773,760
Wells Fargo & Co.	371,111		14,499,307
Zions Bancorp	15,661		860,729
			135,048,780
Capital Goods - 6.3%
3M	52,166		10,051,345
A.O. Smith	12,199		824,774
Allegion	8,254		1,036,867
AMETEK	20,878		2,666,747
Carrier Global	75,003	[a]	3,166,627
Caterpillar	49,136		11,393,164
Cummins	13,154		3,408,333
Deere & Co.	28,137		10,527,177
Dover	12,921		1,771,857
Eaton	35,540		4,914,471
Emerson Electric	53,344		4,812,696
Fastenal	51,472		2,588,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Capital Goods - 6.3% (continued)
Fortive	30,232		2,135,588
Fortune Brands Home & Security	12,458		1,193,726
Generac Holdings	5,416	[a]	1,773,469
General Dynamics	20,841		3,783,892
General Electric	792,153		10,400,969
Honeywell International	62,434		13,552,548
Howmet Aerospace	35,006	[a]	1,124,743
Huntington Ingalls Industries	3,633		747,853
IDEX	7,072		1,480,311
Illinois Tool Works	25,719		5,697,273
Ingersoll Rand	33,163	[a]	1,631,951
Johnson Controls International	64,371		3,841,018
L3Harris Technologies	18,689		3,787,887
Lockheed Martin	22,250		8,221,375
Masco	23,843		1,428,196
Northrop Grumman	13,966		4,519,956
Otis Worldwide	36,509		2,499,041
PACCAR	30,769		2,859,055
Parker-Hannifin	11,637		3,670,659
Pentair	14,918		929,690
Quanta Services	13,130		1,155,177
Raytheon Technologies	136,399		10,539,551
Rockwell Automation	10,429		2,768,274
Roper Technologies	9,340		3,767,196
Snap-on	4,748	[b]	1,095,554
Stanley Black & Decker	14,364		2,868,060
Teledyne Technologies	3,328	[a,b]	1,376,627
Textron	20,588		1,154,575
The Boeing Company	49,195	[a]	12,530,950
Trane Technologies	21,692		3,591,328
TransDigm Group	5,013	[a]	2,947,243
United Rentals	6,635	[a]	2,184,972
W.W. Grainger	4,084		1,637,398
Westinghouse Air Brake Technologies	15,991		1,265,848
Xylem	16,161		1,699,814
			183,023,837
Commercial & Professional Services - .8%
Cintas	7,960		2,716,828
Copart	18,651	[a]	2,025,685
Equifax	11,316		2,049,667
IHS Markit	33,475		3,239,710
Jacobs Engineering Group	11,798		1,525,127
Leidos Holdings	11,995		1,154,879
Nielsen Holdings	32,535		818,255

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	18,861		1,873,840
Robert Half International	10,267		801,545
Rollins	20,796	[b]	715,798
Verisk Analytics	14,990		2,648,583
Waste Management	35,003		4,516,087
			24,086,004
Consumer Durables & Apparel - 1.2%
D.R. Horton	29,728		2,649,359
Garmin	13,374		1,763,362
Hanesbrands	34,088	[b]	670,511
Hasbro	11,430		1,098,652
Leggett & Platt	11,447	[b]	522,556
Lennar, Cl. A	25,036		2,534,394
Mohawk Industries	5,299	[a]	1,019,051
Newell Brands	34,289		918,259
NIKE, Cl. B	112,602		14,963,680
NVR	310	[a]	1,460,388
PulteGroup	25,283		1,325,841
PVH	6,819	[a]	720,768
Ralph Lauren	4,329	[a]	533,160
Tapestry	24,883	[a]	1,025,428
Under Armour, Cl. A	16,914	[a]	374,814
Under Armour, Cl. C	16,990	[a]	313,635
VF	28,675		2,291,706
Whirlpool	5,610	[b]	1,236,164
			35,421,728
Consumer Services - 1.9%
Caesars Entertainment	17,947	[a]	1,569,465
Carnival	69,567	[a,b]	1,846,308
Chipotle Mexican Grill	2,492	[a]	3,540,683
Darden Restaurants	11,675		1,657,850
Domino's Pizza	3,533		1,299,402
Hilton Worldwide Holdings	25,042	[a]	3,028,079
Las Vegas Sands	29,452	[a]	1,789,504
Marriott International, Cl. A	23,841	[a]	3,531,091
McDonald's	66,845		14,982,638
MGM Resorts International	36,763		1,396,626
Norwegian Cruise Line Holdings	30,239	[a,b]	834,294
Penn National Gaming	12,810	[a]	1,343,000
Royal Caribbean Cruises	19,530	[a]	1,671,964
Starbucks	106,199		11,604,365
Wynn Resorts	8,483	[a]	1,063,514
Yum! Brands	26,942		2,914,586
			54,073,369

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Diversified Financials - 5.2%
American Express	58,931		8,335,201
Ameriprise Financial	10,581		2,459,553
Berkshire Hathaway, Cl. B	171,185	[a]	43,732,632
BlackRock	12,828		9,671,799
Capital One Financial	40,792		5,189,966
Cboe Global Markets	9,693		956,602
CME Group	32,095		6,554,762
Discover Financial Services	27,537		2,615,740
Franklin Resources	24,306	[b]	719,458
Intercontinental Exchange	50,162		5,602,092
Invesco	33,793		852,259
MarketAxess Holdings	3,419		1,702,388
Moody's	14,535		4,340,296
Morgan Stanley	133,086		10,335,459
MSCI	7,414		3,108,542
Nasdaq	10,529		1,552,606
Northern Trust	18,663		1,961,668
Raymond James Financial	11,099		1,360,293
S&P Global	21,740		7,671,394
State Street	31,630		2,657,236
Synchrony Financial	48,829		1,985,387
T. Rowe Price Group	20,377		3,496,693
The Bank of New York Mellon	72,444		3,425,877
The Charles Schwab	133,476		8,699,966
The Goldman Sachs Group	30,886		10,099,722
			149,087,591
Energy - 2.9%
APA	33,862		606,130
Baker Hughes	62,685		1,354,623
Cabot Oil & Gas	35,923	[b]	674,634
Chevron	172,742		18,101,634
ConocoPhillips	121,619		6,442,158
Devon Energy	51,656		1,128,684
Diamondback Energy	14,174		1,041,647
EOG Resources	52,394		3,800,137
Exxon Mobil	379,551		21,190,332
Halliburton	82,611		1,772,832
Hess	24,946		1,765,179
HollyFrontier	13,378		478,665
Kinder Morgan	174,552		2,906,291
Marathon Oil	67,602		721,989
Marathon Petroleum	58,341		3,120,660
NOV	36,875	[a]	505,925
Occidental Petroleum	75,152		2,000,546

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Energy - 2.9% (continued)
ONEOK	39,719		2,012,165
Phillips 66	39,284		3,203,217
Pioneer Natural Resources	18,407		2,923,400
Schlumberger	125,536		3,413,324
The Williams Companies	108,807		2,577,638
Valero Energy	36,567		2,618,197
			84,360,007
Food & Staples Retailing - 1.4%
Costco Wholesale	39,584		13,952,568
Sysco	45,324		3,568,812
The Kroger Company	69,434		2,498,930
Walgreens Boots Alliance	64,429		3,537,152
Walmart	124,440		16,902,685
			40,460,147
Food, Beverage & Tobacco - 3.3%
Altria Group	166,272		8,506,476
Archer-Daniels-Midland	50,135		2,857,695
Brown-Forman, Cl. B	16,370		1,129,039
Campbell Soup	18,615	[b]	935,776
Conagra Brands	44,261		1,664,214
Constellation Brands, Cl. A	15,339		3,497,292
General Mills	54,324		3,331,148
Hormel Foods	25,178	[b]	1,203,005
Kellogg	23,158		1,465,901
Lamb Weston Holdings	13,124		1,016,848
McCormick & Co.	23,118	[a]	2,061,201
Molson Coors Beverage, Cl. B	16,874	[a,b]	863,105
Mondelez International, Cl. A	126,777		7,420,258
Monster Beverage	33,128	[a]	3,017,630
PepsiCo	124,039		17,545,317
Philip Morris International	139,797		12,405,586
The Coca-Cola Company	347,141		18,297,802
The Hershey Company	13,228		2,092,140
The J.M. Smucker Company	10,119	[b]	1,280,357
The Kraft Heinz Company	58,974		2,358,960
Tyson Foods, Cl. A	26,616		1,977,569
			94,927,319
Health Care Equipment & Services - 6.7%
Abbott Laboratories	159,118		19,068,701
ABIOMED	4,229	[a]	1,347,909
Align Technology	6,581	[a]	3,563,809
AmerisourceBergen	13,128		1,550,023
Anthem	21,986		7,891,875
Baxter International	45,353		3,825,072

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Health Care Equipment & Services - 6.7% (continued)
Becton Dickinson & Co.	25,945		6,308,527
Boston Scientific	127,798	[a]	4,939,393
Cardinal Health	26,835		1,630,226
Centene	52,607	[a]	3,362,113
Cerner	27,485		1,975,622
Cigna	31,589		7,636,325
CVS Health	118,346		8,903,170
Danaher	56,713		12,764,962
DaVita	6,555	[a]	706,432
Dentsply Sirona	20,155		1,286,091
DexCom	8,541	[a]	3,069,550
Edwards Lifesciences	55,613	[a]	4,651,471
HCA Healthcare	23,524		4,430,510
Henry Schein	13,046	[a]	903,305
Hologic	23,042	[a]	1,713,864
Humana	11,569		4,850,303
IDEXX Laboratories	7,670	[a]	3,753,008
Intuitive Surgical	10,626	[a]	7,851,976
Laboratory Corp. of America Holdings	8,761	[a]	2,234,318
McKesson	14,277		2,784,586
Medtronic	120,744		14,263,489
Quest Diagnostics	12,028		1,543,674
ResMed	13,362		2,592,495
Steris	7,749		1,476,030
Stryker	29,247		7,123,984
Teleflex	4,348		1,806,420
The Cooper Companies	4,439		1,704,976
UnitedHealth Group	84,856		31,572,372
Universal Health Services, Cl. B	7,043		939,466
Varian Medical Systems	8,255	[a]	1,457,255
West Pharmaceutical Services	6,703		1,888,771
Zimmer Biomet Holdings	18,407		2,946,593
			192,318,666
Household & Personal Products - 1.7%
Church & Dwight	22,528		1,967,821
Colgate-Palmolive	76,627		6,040,506
Kimberly-Clark	30,721		4,271,755
The Clorox Company	11,438		2,206,161
The Estee Lauder Companies, Cl. A	20,226		5,882,732
The Procter & Gamble Company	221,051		29,936,937
			50,305,912
Insurance - 2.0%
Aflac	57,500		2,942,850
American International Group	77,905		3,599,990

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Insurance - 2.0% (continued)
Aon, Cl. A	20,381	[b]	4,689,872
Arthur J. Gallagher & Co.	17,245		2,151,659
Assurant	5,323		754,642
Chubb	40,360		6,375,669
Cincinnati Financial	13,422		1,383,674
Everest Re Group	3,592		890,134
Globe Life	8,525		823,771
Lincoln National	16,292		1,014,503
Loews	21,078		1,080,880
Marsh & McLennan	45,284		5,515,591
MetLife	67,503		4,103,507
Principal Financial Group	23,434		1,405,103
Prudential Financial	35,155		3,202,620
The Allstate	27,194		3,124,591
The Hartford Financial Services Group	32,831		2,192,782
The Progressive	52,821		5,050,216
The Travelers Companies	22,513		3,385,955
Unum Group	16,791		467,294
W.R. Berkley	12,445		937,731
Willis Towers Watson	11,558		2,645,395
			57,738,429
Materials - 2.8%
Air Products & Chemicals	19,745		5,555,058
Albemarle	9,548		1,395,058
Amcor	140,644		1,642,722
Avery Dennison	7,441		1,366,540
Ball	29,760		2,521,862
Celanese	10,726		1,606,862
CF Industries Holdings	19,186		870,661
Corteva	66,807		3,114,542
Dow	67,996		4,347,664
DuPont de Nemours	48,287		3,731,619
Eastman Chemical	12,457		1,371,765
Ecolab	22,158		4,743,363
FMC	11,641		1,287,611
Freeport-McMoRan	129,396		4,261,010
International Flavors & Fragrances	21,549		3,008,456
International Paper	35,262		1,906,616
Linde	47,062		13,183,949
LyondellBasell Industries, Cl. A	23,054		2,398,769
Martin Marietta Materials	5,585		1,875,555
Newmont	72,354		4,360,776
Nucor	27,071		2,172,989
Packaging Corp. of America	8,373		1,126,001

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Materials - 2.8% (continued)
PPG Industries	21,377		3,212,108
Sealed Air	14,502		664,482
The Mosaic Company	30,949		978,298
The Sherwin-Williams Company	7,299		5,386,735
Vulcan Materials	11,989		2,023,144
WestRock	23,557		1,226,142
			81,340,357
Media & Entertainment - 9.7%
Activision Blizzard	69,115		6,427,695
Alphabet, Cl. A	27,026	[a]	55,741,666
Alphabet, Cl. C	25,875	[a]	53,525,801
Charter Communications, Cl. A	12,699	[a]	7,835,537
Comcast, Cl. A	409,972		22,183,585
Discovery, Cl. A	14,333	[a]	622,912
Discovery, Cl. C	26,606	[a]	981,495
DISH Network, Cl. A	23,159	[a]	838,356
Electronic Arts	25,826		3,496,066
Facebook, Cl. A	216,105	[a]	63,649,406
Fox, Cl. A	30,556		1,103,377
Fox, Cl. B	13,885		485,003
Live Nation Entertainment	12,512	[a,b]	1,059,141
Netflix	39,671	[a]	20,694,774
News Corporation, Cl. A	36,334		923,974
News Corporation, Cl. B	9,746		228,641
Omnicom Group	19,500		1,445,925
Take-Two Interactive Software	10,456	[a]	1,847,575
The Interpublic Group of Companies	35,615		1,039,958
The Walt Disney Company	162,647	[a]	30,011,624
Twitter	70,852	[a]	4,508,313
ViacomCBS, Cl. B	50,676		2,285,488
			280,936,312
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
AbbVie	158,459		17,148,433
Agilent Technologies	27,699		3,521,651
Alexion Pharmaceuticals	19,808	[a]	3,028,841
Amgen	51,847		12,900,052
Biogen	13,678	[a]	3,826,420
Bio-Rad Laboratories, Cl. A	1,907	[a]	1,089,221
Bristol-Myers Squibb	201,122		12,696,832
Catalent	15,375	[a]	1,619,141
Eli Lilly & Co.	71,228		13,306,815
Gilead Sciences	113,279		7,321,222
Illumina	13,043	[a]	5,009,295
Incyte	16,915	[a]	1,374,682

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.9% (continued)
IQVIA Holdings	17,039	[a]	3,290,912
Johnson & Johnson	235,958		38,779,697
Merck & Co.	227,099		17,507,062
Mettler-Toledo International	2,134	[a]	2,466,242
PerkinElmer	10,040		1,288,032
Perrigo	13,029	[b]	527,284
Pfizer	498,917		18,075,763
Regeneron Pharmaceuticals	9,355	[a]	4,426,225
Thermo Fisher Scientific	35,349		16,132,577
Vertex Pharmaceuticals	23,212	[a]	4,988,027
Viatris	108,169	[a]	1,511,121
Waters	5,558	[a]	1,579,417
Zoetis	42,508		6,694,160
			200,109,124
Real Estate - 2.6%
Alexandria Real Estate Equities	11,541	[c]	1,896,186
American Tower	40,178	[c]	9,604,953
AvalonBay Communities	12,516	[c]	2,309,327
Boston Properties	12,701	[c]	1,286,103
CBRE Group, Cl. A	30,274	[a]	2,394,976
Crown Castle International	38,565	[c]	6,638,193
Digital Realty Trust	24,945	[c]	3,513,254
Duke Realty	33,352	[c]	1,398,449
Equinix	7,965	[c]	5,412,934
Equity Residential	30,712	[c]	2,199,901
Essex Property Trust	5,959	[c]	1,619,895
Extra Space Storage	11,590	[c]	1,536,255
Federal Realty Investment Trust	5,840	[b,c]	592,468
Healthpeak Properties	48,552	[c]	1,541,040
Host Hotels & Resorts	62,747	[a,c]	1,057,287
Iron Mountain	27,062	[b,c]	1,001,565
Kimco Realty	40,544	[c]	760,200
Mid-America Apartment Communities	10,168	[c]	1,467,852
Prologis	66,794	[c]	7,080,164
Public Storage	13,519	[c]	3,335,948
Realty Income	31,595	[c]	2,006,283
Regency Centers	14,769	[c]	837,550
SBA Communications	9,962	[c]	2,764,953
Simon Property Group	29,090	[c]	3,309,569
UDR	26,413	[c]	1,158,474
Ventas	33,713	[c]	1,798,251
Vornado Realty Trust	14,071	[c]	638,683
Welltower	37,349	[c]	2,675,309

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Real Estate - 2.6% (continued)
Weyerhaeuser	66,923	[c]	2,382,459
			74,218,481
Retailing - 7.8%
Advance Auto Parts	6,248		1,146,445
Amazon.com	38,353	[a]	118,667,250
AutoZone	1,992	[a]	2,797,366
Best Buy	20,663		2,372,319
Booking Holdings	3,702	[a]	8,625,068
CarMax	14,712	[a]	1,951,694
Dollar General	21,846		4,426,437
Dollar Tree	21,090	[a]	2,413,961
eBay	58,257		3,567,659
Etsy	11,301	[a]	2,279,073
Expedia Group	12,306	[a]	2,118,109
Genuine Parts	12,937		1,495,388
L Brands	21,095	[a]	1,304,937
LKQ	25,107	[a]	1,062,779
Lowe's	65,622		12,479,992
O'Reilly Automotive	6,306	[a]	3,198,718
Pool	3,754		1,296,031
Ross Stores	32,015		3,838,919
Target	45,276		8,967,817
The Gap	19,500		580,710
The Home Depot	96,707		29,519,812
The TJX Companies	107,436		7,106,891
Tractor Supply	10,445		1,849,601
Ulta Beauty	5,053	[a]	1,562,236
			224,629,212
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices	108,789	[a]	8,539,936
Analog Devices	32,981		5,114,693
Applied Materials	82,577		11,032,287
Broadcom	36,306		16,833,640
Enphase Energy	11,681	[a]	1,894,191
Intel	364,731		23,342,784
KLA	13,985		4,620,644
Lam Research	12,879		7,666,096
Maxim Integrated Products	23,968	[a]	2,189,956
Microchip Technology	23,152		3,593,653
Micron Technology	100,641	[a]	8,877,543
Monolithic Power Systems	3,420		1,207,978
NVIDIA	55,612		29,692,915
NXP Semiconductors	23,869		4,805,784
Qorvo	10,224	[a]	1,867,925

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Semiconductors & Semiconductor Equipment - 5.8% (continued)
Qualcomm	101,505		13,458,548
Skyworks Solutions	14,891		2,732,201
Teradyne	15,446		1,879,469
Texas Instruments	82,349		15,563,138
Xilinx	22,548		2,793,697
			167,707,078
Software & Services - 14.1%
Accenture, Cl. A	56,840		15,702,050
Adobe	43,075	[a]	20,476,563
Akamai Technologies	14,953	[a]	1,523,711
Ansys	7,756	[a]	2,633,627
Autodesk	19,651	[a]	5,446,275
Automatic Data Processing	38,347		7,227,259
Broadridge Financial Solutions	10,366		1,587,035
Cadence Design Systems	24,811	[a]	3,398,859
Citrix Systems	11,500		1,614,140
Cognizant Technology Solutions, Cl. A	47,617		3,719,840
DXC Technology	24,437	[a]	763,901
Fidelity National Information Services	56,076		7,884,846
Fiserv	51,382	[a]	6,116,513
FLEETCOR Technologies	7,501	[a]	2,014,994
Fortinet	12,279	[a]	2,264,493
Gartner	8,070	[a]	1,473,179
Global Payments	26,732		5,388,637
International Business Machines	80,598		10,740,489
Intuit	24,547		9,402,974
Jack Henry & Associates	6,845		1,038,523
Mastercard, Cl. A	78,703		28,022,203
Microsoft	677,024		159,621,948
NortonLifeLock	52,265		1,111,154
Oracle	166,534		11,685,691
Paychex	28,685		2,811,704
Paycom Software	4,543	[a]	1,681,183
PayPal Holdings	105,249	[a]	25,558,667
salesforce.com	82,147	[a]	17,404,485
ServiceNow	17,651	[a]	8,827,442
Synopsys	13,586	[a]	3,366,339
The Western Union Company	36,990		912,173
Tyler Technologies	3,632	[a]	1,541,893
Verisign	9,003	[a]	1,789,436
Visa, Cl. A	152,346	[b]	32,256,219
			407,008,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 104.4% (continued)
Technology Hardware & Equipment - 7.9%
Amphenol, Cl. A	53,791		3,548,592
Apple	1,416,705		173,050,516
Arista Networks	4,972	[a]	1,500,997
CDW	13,088		2,169,336
Cisco Systems	379,277		19,612,414
Corning	69,268		3,013,851
F5 Networks	5,802	[a]	1,210,413
FLIR Systems	11,767		664,482
Hewlett Packard Enterprise	117,102		1,843,185
HP	112,524		3,572,637
IPG Photonics	3,099	[a]	653,703
Juniper Networks	29,613		750,097
Keysight Technologies	16,831	[a]	2,413,565
Motorola Solutions	15,177		2,854,035
NetApp	20,237		1,470,623
Seagate Technology	18,047	[b]	1,385,107
TE Connectivity	29,458		3,803,322
Trimble	20,716	[a]	1,611,498
Western Digital	27,282	[a]	1,821,074
Zebra Technologies, Cl. A	4,781	[a]	2,319,646
			229,269,093
Telecommunication Services - 1.7%
AT&T	639,688		19,363,356
Lumen Technologies	88,546		1,182,089
T-Mobile US	52,183	[a]	6,538,008
Verizon Communications	371,549		21,605,574
			48,689,027
Transportation - 2.1%
Alaska Air Group	11,811	[a]	817,439
American Airlines Group	58,039	[a,b]	1,387,132
C.H. Robinson Worldwide	12,193	[b]	1,163,578
CSX	68,372		6,592,428
Delta Air Lines	57,176	[a]	2,760,457
Expeditors International of Washington	15,200	[a]	1,636,888
FedEx	21,575		6,128,163
J.B. Hunt Transport Services	7,549		1,268,760
Kansas City Southern	8,393		2,215,081
Norfolk Southern	22,693		6,093,524
Old Dominion Freight Line	8,645		2,078,344
Southwest Airlines	52,923	[a]	3,231,478
Union Pacific	60,432		13,319,817
United Airlines Holdings	26,794	[a]	1,541,727
United Parcel Service, Cl. B	64,707		10,999,543
			61,234,359

Description		Shares		Value ($)
Common Stocks - 104.4% (continued)
Utilities - 2.8%
Alliant Energy		22,394		1,212,859
Ameren		22,213		1,807,250
American Electric Power		44,187		3,742,639
American Water Works		16,513		2,475,629
Atmos Energy		11,178		1,104,945
CenterPoint Energy		48,866		1,106,815
CMS Energy		25,378		1,553,641
Consolidated Edison		30,239		2,261,877
Dominion Energy		72,865		5,534,825
DTE Energy		17,353		2,310,378
Duke Energy		68,868		6,647,828
Edison International		34,401		2,015,899
Entergy		18,170		1,807,370
Evergy		20,340		1,210,840
Eversource Energy		31,109		2,693,728
Exelon		86,867		3,799,563
FirstEnergy		48,943		1,697,833
NextEra Energy		175,772		13,290,121
NiSource		35,072		845,586
NRG Energy		21,813		823,004
Pinnacle West Capital		10,098		821,472
PPL		68,929		1,987,912
Public Service Enterprise Group		45,353		2,730,704
Sempra Energy		25,642		3,399,616
The AES		62,267		1,669,378
The Southern Company		94,377		5,866,474
WEC Energy Group		28,259		2,644,760
Xcel Energy		47,685		3,171,529
				80,234,475
Total Common Stocks (cost $788,297,515)				3,017,288,935
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.03%, 6/24/21		901,000	[d,e]	900,984
0.02%, 9/9/21		427,000	[d,e]	426,964
Total Short-Term Investments (cost $1,327,894)				1,327,948
	1-Day Yield (%)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,802,919)	0.06	18,802,919	[f]	18,802,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $319,180)	0.02	319,180	[f]	319,180
Total Investments (cost $808,747,508)		105.1%		3,037,738,982
Liabilities, Less Cash and Receivables		(5.1%)		(148,497,765)
Net Assets		100.0%		2,889,241,217

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $51,814,645 and the value of the collateral was $53,470,186, consisting of cash collateral of $319,180 and U.S. Government & Agency securities valued at $53,151,006.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	3,017,288,935	-	-	3,017,288,935
Investment Companies	19,122,099	-	-	19,122,099
U.S. Treasury Securities	-	1,327,948	-	1,327,948
Other Financial Instruments:
Futures††	180,077	-	-	180,077

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

March 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	110	6/18/2021	21,640,623	21,820,700	180,077
Gross Unrealized Appreciation				180,077

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2021, accumulated net unrealized appreciation on investments was $2,228,991,474, consisting of $2,252,575,693 gross unrealized appreciation and $23,584,219 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.